2. Summary of Significant Accounting Policies: (k) Foreign Currency Transactions: Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount

	For the Years Ended March 31,
	2018	2017	2016

Twelve months ended HKD:USD exchange rate	7.8	7.8	7.8
Average twelve months ended HKD:USD exchange rate	7.8	7.8	7.8
Twelve months ended RMB:USD exchange rate	6.23944	N/A	N/A
Average twelve months ended RMB:USD exchange rate	6.23944	N/A	N/A